LEASES (Details Narrative) - USD ($)			3 Months Ended	12 Months Ended
	Mar. 02, 2021	Mar. 02, 2021	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2025	Mar. 01, 2021
LEASES
Operating lease payments								$ 29,250
Operating lease payments	$ 29,250	$ 29,250	$ 42,816	$ 335,607	$ 372,473	$ 350,608
Lessee, Operating Lease, Renewal Term		3 years
Operating lease right of use of assets				0	60,357	415,285	$ 0
Operating lease liabilities				$ 0	$ 62,323	$ 427,061